   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                          PRE-EFFECTIVE AMENDMENT NO.

                          POST-EFFECTIVE AMENDMENT NO.                       / /

                                      AND

                             REGISTRATION STATEMENT                          / /
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO.                               / /

                           THE DIVERSIFIED INVESTORS
                           STRATEGIC ALLOCATION FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               FOUR MANHATTANVILLE ROAD, PURCHASE, NEW YORK 10577
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 914-697-8000

                                ROBERT F. COLBY
                     DIVERSIFIED INVESTMENT ADVISORS, INC.
                            FOUR MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                             BINGHAM, DANA & GOULD
                               150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number of its Shares of Beneficial Interest (par value $0.00001 per share) is being registered by this registration statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

          ------------------------------------------------------------
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                                   FORM N-1A
                             CROSS REFERENCE SHEET
          ------------------------------------------------------------

PART A
ITEM NO.                                                   PROSPECTUS HEADINGS
--------                                                   -------------------
 1.    Cover Page......................................    Cover Page
 2.    Synopsis........................................    Expense Summary
 3.    Condensed Financial Information.................    Not Applicable
 4.    General Description of Registrant...............    Cover Page; Management of the Trust
 5.    Management of the Fund..........................    Management of the Trust and
                                                           Portfolio Series; Other Information
 5A.   Management's Discussion of Fund Performance.....    Not applicable
 6.    Capital Stock and other Securities..............    Cover Page; Purchases and
                                                           Redemptions of Shares; Management
                                                           of the Trust; Other Information
 7.    Purchase of Securities Being Offered............    Purchases and Redemptions of
                                                           Shares; Other Information
 8.    Redemption or Repurchase........................    Purchases and Redemptions of Shares
 9.    Pending Legal Proceedings.......................    Not applicable

PART B                                                     STATEMENT OF ADDITIONAL
ITEM NO.                                                   INFORMATION HEADINGS
--------                                                   --------------------
10.    Cover Page......................................    Cover Page
11.    Table of Contents...............................    Table of Contents
12.    General Information and History.................    Not Applicable
13.    Investment Objectives and Policies..............    Investment Objectives and Policies;
                                                           Investment Restrictions

                                       (i)

          ------------------------------------------------------------
                     THE DIVERSIFIED INVESTORS FUNDS GROUP
          ------------------------------------------------------------

PART B                                                     STATEMENT OF ADDITIONAL
ITEM NO.                                                   INFORMATION HEADINGS
--------                                                   -----------------------
14.    Management of the Fund..........................    Management of the Trust
15.    Control Persons and Principal Holders of
       Securities......................................    See Prospectus -- "Management of
                                                           the Trust"
16.    Investment Advisory and Other Services..........    Management of the Trust; see
                                                           Prospectus -- "Management of the
                                                           Trust"
17.    Brokerage Allocation............................    Investment Objectives and Policies;
                                                           Investment Restrictions
18.    Capital Stock and Other Securities..............    Taxation; Description of the Trust;
                                                           Fund Shares; see Prospectus --
                                                           "Management of the Trust and "Other
                                                           Information"
19.    Purchase, Redemption and Pricing of Securities
       Being Offered...................................    Determination of Net Asset Value;
                                                           Valuation of Securities; see
                                                           Prospectus -- "Purchases and
                                                           Redemptions of Shares"
20.    Tax Status......................................    Taxation; see Prospectus -- "Other
                                                           Information"
21.    Underwriters....................................    See Prospectus -- "Management of
                                                           the Trust" and "Purchases and
                                                           Redemptions of Shares"
22.    Calculations of Performance Data................    Performance Information
23.    Financial Statements............................    Experts; Statements of Assets and
                                                           Liabilities; Reports of Independent
                                                           Accountants

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                      (ii)

--------------------------------------------------------------------------------
PROSPECTUS           Dated                         , 1996, Subject to Completion
--------------------------------------------------------------------------------

                           THE DIVERSIFIED INVESTORS
                           STRATEGIC ALLOCATION FUNDS

     The Diversified Investors Strategic Allocation Funds (the "Trust") is an open-end non-diversified management investment company composed of three distinct series with different investment objectives and policies (the "Funds"). Each Fund is a separate mutual fund issuing its own shares. Diversified Investment Advisors, Inc. ("Diversified") is the investment adviser (the "Adviser") to each Fund and seeks to achieve the objective of each Fund by investing in a diversified portfolio of other mutual funds managed by Diversified. The three Funds offered for sale by this Prospectus are as follows:

        Diversified Investors Conservative Strategic Allocation Fund Diversified Investors Moderate Strategic Allocation Fund
        Diversified Investors Aggressive Strategic Allocation Fund

     The Trust is designed to meet the long-term investment needs of, and will be available only as a funding vehicle to, (i) certain employee retirement plans of for-profit and not-for-profit entities including those having cash or deferred arrangements and those covering self-employed individuals and owner-employees (such as 401(k) Plans, 403(b) Plans, 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans and Keogh Plans), and (ii) qualified personal retirement plans such as IRAs and rollover IRAs (collectively, "Qualified Investors").

     This Prospectus sets forth information about the Trust and the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information, contained in a "Statement of Additional Information," has been filed with the Securities and Exchange Commission and is available upon request without charge by calling the Trust at (914) 697-8000. The Statement of Additional Information, which has the same date as this Prospectus, is incorporated by reference into this Prospectus.

--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                       INVESTMENT OBJECTIVES OF THE FUNDS

     Each Fund offers investors a professionally managed asset allocation investment program by purchasing shares of existing mutual funds managed by Diversified (the "Underlying Diversified Funds"). Consistent with its investment objective described below, each Fund will allocate its assets among the Underlying Diversified Funds according to Diversified's outlook for the economy, financial markets and relative market valuation of the Underlying Diversified Funds. Each Fund's share price will fluctuate with changing market conditions and the value of the Underlying Diversified Funds in which it invests. The Funds should not be acquired for short-term financial needs nor used to play short-term swings in the stock or bond markets. The Funds cannot guarantee that they will achieve their objectives.

     Each Underlying Diversified Fund is a series of The Diversified Investors Funds Group, an open-end diversified management investment company. Each Underlying Diversified Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Diversified Investors Portfolios (the "Underlying Diversified Portfolios"), an open-end diversified management investment company with separate series which have the same investment objectives as the Underlying Diversified Funds. See "Hub and Spoke(R) Structure" below. Diversified is the investment adviser for each series of the Underlying Diversified Portfolios and appoints one or more subadvisers to provide day-to-day investment management services. The ten Underlying Diversified Funds in which the Funds may invest, their general investment characteristics and their subadvisers are as follows:

         UNDERLYING                 INVESTMENT
      DIVERSIFIED FUND            CHARACTERISTIC                 SUBADVISER
-----------------------------    -----------------     -------------------------------
Money Market                     Stability             Capital Management Group
High Quality Bond                Income                Merganser Capital Management,
                                                       Inc.
Intermediate Government Bond     Income                Capital Management Group
Government/Corporate Bond        Income                Capital Management Group
High-Yield Bond                  Aggressive Income     Delaware Investment Advisors
Equity Income                    Growth & Income       Asset Management Group
Growth & Income                  Growth & Income       Putnam Advisory Company, Inc.
Growth                           Growth                Jundt Associates, Inc.
Special Equity                   Growth                Liberty Investment Management,
                                                       Inc., ARK Asset Management Co.,
                                                       Inc., Pilgrim Baxter &
                                                       Associates, Westport Asset
                                                       Management, Inc.
International Equity             Growth                Capital Guardian Trust Company

The High Quality Bond Fund, Intermediate Government Bond Fund,
Government/Corporate Bond Fund and the High-Yield Bond Fund are herein collectively referred to as the "Fixed Income Underlying Funds" and the Equity Income Fund, Growth & Income Fund, Equity Growth Fund, Special Equity Fund and International Equity Fund are herein collectively referred to as the "Equity Underlying Funds".

     CONSERVATIVE STRATEGIC ALLOCATION FUND. The investment objective of the Conservative Strategic Allocation Fund is to seek a high level of income and preservation of capital. Under normal circumstances, at least 65% of the assets of the Conservative Strategic Allocation Fund will be invested in a combination of Fixed-Income Underlying Funds and the Money Market Fund. The Conservative Strategic Allocation Fund may also invest in the Equity Income Fund or the Growth & Income Fund; it will not invest in the other Equity Underlying Funds. Under normal circumstances, approximately 10% of the Fund's assets will be invested in the Money Market Fund. However, Diversified may increase the allocation to the Money Market Fund to provide a reserve for future allocations to other Underlying

Diversified Funds during periods of unusual market conditions, to reduce volatility or as a temporary defensive measure when Diversified believes security markets to be overvalued.

     For the Conservative Strategic Allocation Fund, Diversified has established the following general ranges for the allocation of assets among the three classes of Underlying Diversified Funds: Fixed Income Underlying
Funds -- 50% - 100%; Equity Underlying Funds -- 0% - 20%; and Money Market
Fund -- 0% - 50%. In addition, Diversified has established the following target ranges for allocation of assets to specific Underlying Diversified Funds:

        Money Market Fund --                                                 0% - 50%
        High Quality Bond Fund --                                           10% - 30%
        Intermediate Government Bond Fund --                                10% - 30%
        Government/Corporate Bond Fund --                                   10% - 30%
        High-Yield Bond Fund --                                             10% - 30%
        Equity Income Fund --                                                0% - 10%
        Growth & Income Fund --                                              0% - 10%

These general ranges reflect Diversified's present strategy for the allocation of assets during normal market conditions to achieve the investment objective of the Conservative Strategic Allocation Fund and may be changed at any time without the approval of shareholders.

     MODERATE STRATEGIC ALLOCATION FUND. The investment objective of the Moderate Strategic Allocation Fund is to seek a high total investment return. The Moderate Strategic Allocation Fund will seek to achieve this objective by investing substantially all of its assets in a managed mix of Equity Underlying Funds, Fixed-Income Underlying Funds and the Money Market Fund. Diversified will determine the proportions of each type of investment to achieve an asset mix it believes appropriate for an investor who desires diversification of investment. The Moderate Strategic Allocation Fund will vary the proportion of each Underlying Diversified Fund purchased according to Diversified's interpretations of changes in economic conditions and the sensitivity of each type of investment to those changes. Diversified will shift emphasis among Equity Underlying Funds, Fixed-Income Underlying Funds and the Money Market Fund to maximize participation in positive markets and preservation of capital in negative markets and otherwise in response to market conditions.

     For the Moderate Strategic Allocation Fund, Diversified has established the following general ranges for the allocation of assets among the three classes of Underlying Diversified Funds: Fixed Income Underlying Funds -- 25% - 75%; Equity Underlying Funds -- 25% - 75%; and Money Market Fund -- 0% - 25%. In addition, Diversified has established the following target ranges for allocation of assets to specific Underlying Diversified Funds:

        Money Market Fund --                                              0% - 25%
        High Quality Bond Fund --                                         5% - 25%
        Intermediate Government Bond Fund --                              0% - 20%
        Government/Corporate Bond Fund --                                 5% - 25%
        High-Yield Bond Fund --                                           0% - 20%
        Equity Income Fund --                                             0% - 20%
        Growth & Income Fund --                                           0% - 20%
        Equity Growth Fund --                                             0% - 20%
        Special Equity Fund --                                            0% - 20%
        International Equity Fund --                                      0% - 20%

     These general ranges reflect Diversified's present strategy for the allocation of assets during normal market conditions to achieve the investment objective of the Moderate Strategic Allocation Fund and may be changed at any time without the approval of shareholders.

     AGGRESSIVE STRATEGIC ALLOCATION FUND. The investment objective of the Aggressive Strategic Allocation Fund is to seek long-term growth of capital and growth of income. Under normal circumstances, at least 65% of the assets of the Aggressive Strategic Allocation Fund will be invested in Equity Underlying Funds. The Aggressive Strategic Allocation Fund may also invest in any of the Fixed-Income Funds. Diversified may also allocate assets of the Fund to the Money Market Fund during periods of unusual market conditions, in order to reduce volatility or as a temporary defensive measure when Diversified believes security markets to be overvalued.

     For the Aggressive Strategic Allocation Fund, Diversified has established the following general ranges for the allocation of assets among the three classes of Underlying Diversified Funds: Fixed Income Underlying
Funds -- 0% - 50%; Equity Underlying Funds -- 50% - 100%; and Money Market
Funds -- 0% - 20%. In addition, Diversified has established the following target ranges for allocation of assets to specific Underlying Diversified Funds:

        Money Market Fund --                                             0% - 20%
        High Quality Bond Fund --                                        0% - 20%
        Intermediate Government Bond Fund --                             0% - 10%
        Government/Corporate Bond Fund --                                0% - 20%
        High-Yield Bond Fund --                                          0% - 20%
        Equity Income Fund --                                            0% - 30%
        Growth & Income Fund --                                          0% - 30%
        Equity Growth Fund --                                            0% - 30%
        Special Equity Fund --                                           0% - 30%
        International Equity Fund --                                     0% - 30%

     These general ranges reflect Diversified's present strategy for the allocation of assets during normal market conditions to achieve the investment objective of the Aggressive Strategic Allocation Fund and may be changed at any time without the approval of shareholders.

                                EXPENSE SUMMARY

     The following table provides a summary of estimated expenses relating to purchases and sales of shares of each Fund and the aggregate annual operating expenses for each Fund as a percentage of average net assets of each Fund.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchase...............................................  None
Maximum Sales Load Imposed on Reinvested Dividends...................................  None
Deferred Sales Load..................................................................  None
Redemption Fees......................................................................  None
Exchange Fees........................................................................  None

ANNUAL OPERATING EXPENSES

Asset Allocation and Administrative Fee..............................................   20%
Distribution (Rule 12b-1) Fees.......................................................  None
Other Expenses.......................................................................  None
Total Fund Expenses..................................................................   20%

     IN ADDITION, EACH FUND WILL INDIRECTLY BEAR ITS PRO RATA SHARE OF FEES AND EXPENSES (INCLUDING INVESTMENT MANAGEMENT AND RULE 12B-1 FEES) INCURRED BY THE UNDERLYING DIVERSIFIED FUNDS AND THE INVESTMENT RETURNS OF EACH FUND WILL BE NET OF THE EXPENSES OF THE UNDERLYING DIVERSIFIED FUNDS. The following chart provides the expense ratios (net of waivers and reimbursements) for each of the Underlying Diversified Funds in which the Conservative, Moderate and Aggressive Strategic Allocation Funds will invest.

        CONSERVATIVE FUND                                               FUND EXPENSES
        -----------------                                               -------------
        Money Market Fund                                                    .80%
        High Quality Bond Fund                                              1.00%
        Intermediate Government Bond Fund                                   1.00%
        Government/Corporate Bond Fund                                      1.00%
        High Yield Bond Fund                                                1.10%
        Equity Income Fund                                                  1.00%
        Growth & Income Fund                                                1.15%

        MODERATE AND AGGRESSIVE FUNDS                                   FUND EXPENSES
        -----------------------------                                   -------------
        Money Market Fund                                                    .80%
        High Quality Bond Fund                                              1.00%
        Intermediate Government Bond Fund                                   1.00%
        Government/Corporate Bond Fund                                      1.00%
        High Yield Bond Fund                                                1.10%
        Equity Income Fund                                                  1.00%
        Growth & Income Fund                                                1.15%
        Equity Growth Fund                                                  1.25%
        Special Equity Fund                                                 1.50%
        International Equity Fund                                           1.40%

     Based on the foregoing, the range of the average weighted expense ratio is
expected to be   % to   % for the Conservative Strategic Allocation Fund,   % to
  % for the Moderate Strategic Allocation Fund and   % to   % for the Aggressive
Strategic Allocation Fund. A range is provided since the average assets of each Fund invested in each of the Underlying Diversified Funds will fluctuate.

     Using the midpoint of the ranges set forth above, the following example illustrates the expenses a shareholder would incur on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each period shown.

                                                                    AFTER       AFTER
        FUND                                                       1 YEAR      3 YEARS
        ----                                                       -------     -------
        Conservative.............................................  $           $
        Moderate.................................................  $           $
        Aggressive...............................................  $           $

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The purpose of the table is to assist investors in understanding the various costs and expenses that shareholders will bear directly and indirectly.

     The expenses of the Underlying Diversified Funds and the example reflect estimated expenses for the High Quality Bond Fund, Intermediate Government Bond Fund, Government/Corporate Bond Fund, Equity Income Fund, Growth & Income Fund, Equity Growth Fund, Special Equity Fund and International Equity Fund based on a projected level of average daily net assets of $50,000,000 per fund. There can be no assurance that this level of average daily net assets will be achieved for each such fund. If average daily net assets are lower than $50,000,000 for any such fund, Fund Expenses may be a higher percentage of that fund's average daily net assets. Fund Expenses for the Money Market Fund reflect actual expenses for the year ended December 31, 1994 and reflect a voluntary reimbursement by Diversified of certain expenses. Without such reimbursement, Fund Expenses for the Money Market

Fund would have been 58.41%. In addition, Fund Expenses reflect a voluntary undertaking by Diversified to waive a portion of the investment advisory fees and administrative services fees with respect to the Underlying Funds. See "Management of the Trust -- Management of the Underlying Funds".

     The Underlying Diversified Funds are subject to a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Distribution Plan, each Underlying Diversified Fund may pay Diversified Investors Securities Corp. (the "Distributor") in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of shares of the Underlying Diversified Funds, a fee not to exceed on an annual basis 0.25% of the average daily net assets of such Underlying Fund. Long term shareholders may pay more than the economic equivalent of the maximum charges permitted by the National Association of Securities Dealers, Inc.

           DESCRIPTION OF THE UNDERLYING DIVERSIFIED FUNDS/PORTFOLIOS

     The following is a brief description of the principal investment objective of the Underlying Diversified Funds. Additional investment practices are
described in the Special Risks and Considerations section on pages      , the
Statement of Additional Information and the prospectus for the Underlying Diversified Funds. As noted above, the Underlying Diversified Funds seek to achieve their investment objectives by investing all of their investable assets in Underlying Diversified Portfolios with investment objectives that correspond with their own. See "Hub & Spoke(R) Structure" below. The Underlying Diversified Funds have different investment objectives. Because each Underlying Diversified Fund seeks its objective by investing in a corresponding Underlying Diversified Portfolio, the investment policies of the Underlying Diversified Portfolios are described below. Since each Underlying Diversified Fund has a different investment objective, each can be expected to have different investment results and to be subject to different market and financial risks.

     Diversified has contracted with one or more Subadvisers for each Underlying Diversified Portfolio for certain investment advisory services. Diversified and the Subadviser or Subadvisers for a particular Underlying Diversified Portfolio are referred to herein collectively as the "Advisers".

     The investment objectives of an Underlying Diversified Fund or an Underlying Diversified Portfolio may be changed without the vote of the holders of the outstanding voting securities of such Underlying Diversified Fund or Underlying Diversified Portfolio. Shareholders of an Underlying Diversified Fund will receive 30 days' prior written notice of any change in the investment objective of that Underlying Diversified Fund or its corresponding Underlying Diversified Portfolio. There can be no assurance that any of the investment objectives of the Underlying Diversified Funds or the Underlying Diversified Portfolios will be met.

UNDERLYING DIVERSIFIED FUNDS AVAILABLE TO ALL FUNDS

     MONEY MARKET FUND/PORTFOLIO. The investment objective of the Money Market Portfolio is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Portfolio invests in high quality short-term money market instruments. Securities in which the Money Market Portfolio invests may not earn as high a level of current income as long-term or lower quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value. To achieve its investment objective, the Money Market Portfolio invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money Market Portfolio may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Portfolio reserves the right to concentrate 25% or more of its total assets in obligations of domestic banks.

     In accordance with Rule 2a-7 under the 1940 Act, the Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities"). Eligible Securities include "First Tier Securities" and "Second Tier Securities". First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities. The Money Market Portfolio will invest at least 95% of its total assets in First Tier Securities.

     HIGH QUALITY BOND FUND/PORTFOLIO. The investment objective of the High Quality Bond Portfolio is to provide as high a level of current income as is consistent with the preservation of capital. The yield of the High Quality Bond Portfolio normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. Unlike a money market fund, the High Quality Bond Fund does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested. The High Quality Bond Portfolio pursues its investment objective by investing at least 65% of its assets under normal circumstances in high quality debt securities with short and intermediate maturities (including repurchase agreements and reverse repurchase agreements). The Advisers attempt to maintain the Portfolio's "duration" between one and four years, which means that the Portfolio's overall sensitivity to interest rates should be slightly more than that of bonds and notes with remaining average maturities from one to four years. The Portfolio's dollar-weighted average maturity (or dollar-weighted average life in the case of asset-backed and mortgage-backed securities) may be longer than four years from time to time, but will not exceed five years under normal conditions. The Portfolio may hold individual securities with remaining maturities of up to thirty years. The Portfolio seeks consistency of return with minimal exposure to negative total returns on an annual basis. The Advisers' strategy is to position the Portfolio in those high quality sectors of the fixed income market that offer the most attractive yields on a risk-adjusted basis. The duration of the Portfolio will be a function of the security and sector selection process and market conditions in general. Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the value of securities held by the Portfolio will tend to decline during periods of rising interest rates.

     INTERMEDIATE GOVERNMENT BOND FUND/PORTFOLIO. The investment objective of the Intermediate Government Bond Portfolio is to provide as high a level of current income as is consistent with the preservation of capital. The yield of the Intermediate Government Bond Portfolio normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Intermediate Government Bond Portfolio pursues its investment objective by investing in high quality U.S. Government obligations and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements). The Intermediate Government Bond Portfolio normally will invest at least 65% of its assets in U.S. Government obligations. The Advisers attempt to maintain the Intermediate Government Bond Portfolio's "duration" between one and five years, which means that the Intermediate Government Bond Portfolio's overall sensitivity to interest rates should be similar to that of bonds and notes with remaining average maturities from one to five years. The Intermediate Government Bond Portfolio's dollar-weighted average maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than five years from time to time, but will not exceed ten years or be less than three years under normal conditions. The Intermediate Government Bond Portfolio may hold individual securities with remaining maturities of up to thirty years.

     GOVERNMENT/CORPORATE BOND FUND/PORTFOLIO. The investment objective of the Government/Corporate Bond Portfolio is to achieve the maximum total return. The Government/Corporate Bond Portfolio's yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Government/Corporate Bond Portfolio pursues its investment objective by investing in investment grade debt securities, U.S. Government obligations, including U.S. Government agency and instrumentality obligations and collateralized mortgage obligations guaranteed by these agencies and instrumentalities, and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements). Under normal circumstances, at least 65% of the Portfolio's assets is invested in U.S. Government securities, corporate bonds and short-term instruments. The Advisers attempt to maintain the Government/Corporate Bond Portfolio's "duration" between three and ten years, which means that the Portfolio's overall sensitivity to interest rates should be slightly more than that of bonds and notes with remaining average maturities from three to fifteen years. The Government/Corporate Bond Portfolio's dollar-weighted average maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than fifteen years from time to time, but will not exceed thirty years under normal conditions. The Government/Corporate Bond Portfolio may hold individual securities with remaining maturities of up to thirty years.

     HIGH-YIELD BOND FUND/PORTFOLIO. The investment objective of the High-Yield Bond Portfolio is to seek a high level of current income. The High-Yield Bond Portfolio pursues its investment objective by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. The Portfolio may invest all or a substantial portion of its assets in lower-rated debt securities, commonly referred to as "junk bonds". Such investments may include foreign securities and obligations issued or guaranteed by the U.S. Government, any of its states or territories, any foreign government or any of their respective subdivisions, agencies or instrumentalities. The High-Yield Bond Portfolio normally will invest at least 65% of its assets in high-yielding, income producing debt securities and preferred stocks, including convertible and zero coupon securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. The Portfolio may invest up to 35% of its assets in equity securities, including common stocks, warrants and rights.

     Lower-rated debt securities usually are defined as securities rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poors. Lower-rated debt securities are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher-rated securities and are more sensitive to changes in the issuer's capacity to pay. Investing in lower-rated debt securities is an aggressive approach to income investing. The 1980s saw a dramatic increase in the use of lower-rated debt securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of lower-rated debt securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels. Lower-rated debt securities may be thinly traded, which can adversely affect the prices at which they can be sold and can result in high transaction costs. If market quotations are not available, these lower-rated debt securities will be valued in accordance with standards set by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated debt securities than securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Portfolio to value its portfolio securities, and the Portfolio's ability to dispose of the lower-rated bonds. The market prices of lower-rated debt securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. The Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the interest of Portfolio investors.

     The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

     EQUITY INCOME FUND/PORTFOLIO. The investment objective of the Equity Income Portfolio is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective. The Equity Income Portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are fundamentally sound financially and which pay relatively high dividends on a consistent basis. The Advisers attempt to manage the Portfolio so that it will outperform other equity income funds in negative markets. As a result of this objective, the Portfolio may underperform relative to other equity income funds in positive markets. The Portfolio invests primarily in common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Portfolio also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Portfolio allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     GROWTH & INCOME FUND/PORTFOLIO. The investment objective of the Growth & Income Portfolio is to provide current income and capital appreciation. The Growth & Income Portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of securities selected for their potential to generate current income or long-term capital appreciation. In general, the objective of the Portfolio is to achieve greater potential for capital appreciation than an income fund and less price volatility than a growth fund. The Growth & Income Portfolio invests primarily in common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Portfolio may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Portfolio allocates its investments among different industries and companies and changes its portfolio securities for investment considerations and not for trading purposes. In general, the Portfolio seeks to invest in growing, financially stable and undervalued companies.

UNDERLYING DIVERSIFIED FUNDS ALSO AVAILABLE TO THE MODERATE AND AGGRESSIVE FUNDS

     EQUITY GROWTH FUND/PORTFOLIO. The investment objective of the Equity Growth Portfolio is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Growth Portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts ("ADRs"). Under normal circumstances, at least 65% of the assets of the Portfolio are invested in equity securities. The Equity Growth Portfolio invests primarily in stocks of companies that have a market value of all their issued and outstanding common stock of $10 to $15 billion and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Portfolio also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Portfolio allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     SPECIAL EQUITY FUND/PORTFOLIO. The investment objective of the Special Equity Portfolio is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies. The Special Equity Portfolio is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income. The Special Equity Portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of small to medium size companies which, in the opinion of the Advisers, will present an opportunity for significant increases in earnings and/or value, without consideration for current income. The Portfolio's primary equity investments will be common stocks of small and medium size U.S. companies with market capitalizations of less than $2 billion. Multiple managers are used to control the volatility often associated with investments in small to medium size companies and to maximize opportunities in positive markets. The Portfolio may also invest in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Special Equity Portfolio allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     INTERNATIONAL EQUITY FUND/PORTFOLIO. The investment objective of the International Equity Portfolio is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers. The International Equity Portfolio seeks to achieve its investment objective by investing primarily in foreign securities. Foreign securities are defined as securities of issuers, wherever organized, which trade solely on a foreign exchange or over-the-counter market, or, in the judgment of the Advisers, have their principal activities outside of the United States. In determining whether an issuer's principal activities and interests are outside the United States, the Advisers will look at such factors as the location of its assets, operations, facilities, personnel, sales and earnings. Under normal circumstances, at least 65% of the assets of the Portfolio are invested in foreign equity securities. The Advisers will purchase securities of companies in a minimum of 3 countries outside the United States.

     The International Equity Portfolio may invest up to 10% of its assets in securities of issuers in the world's emerging markets. Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low-to middle-income economies according to the World Bank, and those listed in World Bank publications as developing. While the Advisers believe that these investments present the possibility for significant growth over the long-term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than those in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies.

                        SPECIAL RISKS AND CONSIDERATIONS

     Prospective investors should consider the following special risks and considerations:

- The investments of each Fund are concentrated in the Underlying Diversified Funds, so each Fund's investment performance is directly related to the investment performance of these Underlying Diversified Funds.

- As a matter of fundamental policy, the Funds must allocate their investments among the Underlying Diversified Funds. As a result, they do not have the same flexibility to invest as a mutual fund without such constraints.

- The officers, trustees and investment manager of the Trust presently serve as officers, trustees and investment manager of the Underlying Diversified Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Funds and the Underlying Diversified Funds.

- Each Fund may invest in Equity Underlying Funds. The Equity Underlying Funds seek to reduce risk of loss of principal due to changes in the value of individual stocks by investing in a diversified portfolio of common stocks and through the use of options on stocks. Such investment techniques do not, however, eliminate all risks. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies due to the risk related to markets, market share, product performance and financial resources. The limited volume and frequency of trading of small capitalization companies may subject their stocks to greater price deviation than stocks of larger companies.

- Each Fund that does so invest may invest a portion of its assets in the High-Yield Bond Fund. As a result each Fund will be subject to some of the risks resulting from high yield investing.

- Each of the Funds may invest a portion of its assets in Underlying Funds which invest in medium grade bonds. If these bonds are downgraded, the Funds will consider whether to increase or decrease their investment in the affected Underlying Diversified Fund.

- The Moderate and Aggressive Strategic Allocation Funds may invest in the International Equity Fund, which invests primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities.

               INVESTMENT POLICIES OF THE UNDERLYING DIVERSIFIED
                                FUNDS/PORTFOLIOS

     In pursuing its investment objective, each of the Underlying Diversified Portfolios is permitted to engage in a wide range of investment policies. Certain of these policies are described below and further information about the Underlying Diversified Funds/Portfolios is contained in the Statement of Additional Information as well as the prospectus for such funds. Because each Fund invests in the Underlying Diversified Funds, shareholders of each Fund will be affected by these investment policies in direct proportion to the amount of assets each Fund allocates to the Underlying Diversified Funds pursuing such policies.

     OPTIONS AND FUTURES CONTRACTS. Each Underlying Diversified Portfolio may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Underlying Diversified Portfolio's securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged. Options and futures contracts can be highly volatile and a Portfolio's attempt to hedge may not be successful.

     SHORT-TERM INSTRUMENTS. Each Underlying Diversified Portfolio may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities (including, without limitation, a short-term investment fund investing in any of such securities).

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each Underlying Diversified Portfolio may enter into repurchase agreements. A repurchase agreement arises when a buyer purchases securities from a seller, which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof), with the agreement that the seller will repurchase the securities at a higher price at a later date. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

     Each Underlying Diversified Portfolio may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold may decline below the repurchase price of those securities.

     FOREIGN SECURITIES. Certain Underlying Diversified Portfolios invest all or a portion of their assets in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. Investments in foreign equity and debt securities involve increased or additional risks from those encountered when investing in securities of domestic issuers. Risks and opportunities must be evaluated when investing in particular foreign securities. Such risks include
(1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) the difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in effecting the repatriation of capital invested abroad; (8) difficulties in transaction settlements and the effect of this delay on shareholder equity; (9) foreign withholding taxes; (10) political, economic, and similar risks, including expropriation and nationalization; (11) different accounting, auditing, and financial standards; (12) price volatility; and (13) the diverse structure and liquidity of the securities markets of various countries and regions.

     LENDING OF PORTFOLIO SECURITIES. The Underlying Diversified Portfolios may lend their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Portfolio would terminate the loan and regain the right to vote the securities.

     GENERAL. As "diversified" funds, no more than 5% of the assets of any Underlying Diversified Portfolio may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each Portfolio's assets may be invested without regard to this limitation. No Underlying Diversified Portfolio will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. As a non-fundamental operating policy, no more than 15% (10% in the case of the Money Market Portfolio) of the net assets of any Underlying Diversified Portfolio may be invested in (i) securities the resale of which are subject to legal or contractual restrictions is restricted under federal securities laws and (ii) illiquid or not readily marketable securities (including repurchase agreements maturing in more than seven days).

                            HUB & SPOKE(R) STRUCTURE

     The Underlying Diversified Funds and Underlying Diversified Portfolios have licensed certain proprietary rights, know-how and financial services referred to as Hub and Spoke(R) from Signature Financial Group, Inc. ("Signature"). The Underlying Diversified Funds invest in the Underlying Diversified Portfolios through Signature's Hub and Spoke(R) mutual fund method. Hub and Spoke(R) employs a two-tier, master/feeder fund structure. Hub and Spoke(R) is a registered service mark of Signature.

     In addition to selling beneficial interests to the Underlying Diversified Funds, the Underlying Diversified Portfolios may sell beneficial interests to other mutual funds, insurance company separate accounts, collective investment vehicles or institutional investors. Such investors will invest in the Underlying Diversified Portfolios on the same terms and conditions as the Underlying Diversified Funds and will pay a proportionate share of the Underlying Diversified Portfolios' expenses. However, the other investors are not required to sell their shares at the same public offering price as the Underlying Diversified Funds due to variations in sales commissions and other operating expenses. Therefore, all investors should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in each Underlying Diversified Portfolio. Information concerning other holders of interests in the Underlying Diversified Portfolios is available from Diversified at (914) 697-8000.

     Smaller entities investing in an Underlying Diversified Portfolio may be materially affected by the actions of larger entities investing in that Portfolio. For example, if a large fund withdraws from an Underlying Diversified Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the affected Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for any type of collective investment vehicle which has institutional or other large investors.) Also, investors with a greater pro rata ownership in an Underlying Diversified Portfolio could have effective voting control of the operations of that Portfolio. Whenever an Underlying Diversified Fund is requested to vote on matters pertaining to an Underlying Diversified Portfolio (other than a vote to continue a Portfolio upon the withdrawal of an investor in the Portfolio), the Underlying Diversified Fund will hold a meeting of shareholders and will cast all of its votes in the same proportion as the votes of the shareholders. The percentage of votes representing Underlying Diversified Fund shareholders not voting will be voted in the same proportion as the shareholders who do, in fact, vote. Certain changes in the investment objectives, policies or restrictions of an Underlying Diversified Portfolio may require that the Underlying Diversified Fund withdraw its interest in that Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the series). If securities are distributed, an Underlying Diversified Fund could incur brokerage or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholders' redemption requests such as temporary borrowings.

     An Underlying Diversified Fund may withdraw its investment from its corresponding Portfolio at any time if its Board of Trustees determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, such Board of Trustees would consider what action might be taken, including the investment of all the investable assets of an Underlying Diversified Fund in another pooled investment entity having the same investment objective as the Underlying Diversified Fund or the retention of an investment adviser to manage that fund's assets in accordance with the investment policies described herein.

                            MANAGEMENT OF THE TRUST

     Subject to such policies as the Board of Trustees of the Trust may determine and pursuant to Investment Advisory Agreements (the "Advisory Agreements") with the Trust with respect to each Fund, Diversified manages the assets of each Fund in accordance with the investment policies approved by the Board of Trustees. Subject to such policies, Diversified provides general investment advice to each Fund. For its services under the Advisory Agreements, Diversified receives from each Fund fees accrued daily and paid monthly at an annual rate equal to 0.20% of the average daily net assets. Investment management decisions are taken by a committee of Diversified's personnel and not by a particular individual.

     Before approving any advisory contract, the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, must find that advisory fees charged under such contract are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to any Underlying Diversified Portfolio advisory contract. Such finding, and the basis upon which the finding was made, will be recorded fully in the minute books of the Trust. Such procedures were followed by the Board of Trustees with respect to each of the Advisory Contracts.

     The management of each Fund's business and affairs is the responsibility of the Board of Trustees of the Trust. A majority of Trust's directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the Trustees and the Officers of the Trust and Diversified also serve in similar positions with the Underlying Diversified Funds. Thus, if the interests of a Fund and the Underlying Diversified Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this group of persons fulfill their fiduciary duties to that Fund and the Underlying Diversified Funds. The Trustees of the Trust believe they have structured each Fund to avoid these concerns. However, it is conceivable that a situation could occur where proper action for a Fund could be adverse to the interests of an Underlying Diversified Fund, or vice versa. If such a possibility arises, the Trustees and Officers of the affected funds and Diversified will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

     MANAGEMENT OF THE UNDERLYING DIVERSIFIED FUNDS/PORTFOLIOS. Diversified serves as investment manager to all of the Underlying Diversified Portfolios and is responsible for selection and management of the Underlying Diversified Portfolios' subadvisers and portfolio investments.

     The determination of how each Underlying Diversified Portfolio's assets will be invested will be made by Diversified and the appropriate subadviser(s) pursuant to the investment objectives and policies of each Underlying Diversified Portfolio and guidelines established by its Board of Trustees.

     For each Underlying Diversified Portfolio, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with the Subadvisers listed in the table below (each a "Subadviser", and collectively the "Subadvisers"). For its services under each Subadvisory Agreement, the Subadvisers receive a fee from Diversified at an annual rate equal to the percentages specified in the table below of the corresponding Portfolio's average net assets. Each fee will be accrued monthly by multiplying the arithmetic average of the beginning and ending monthly net assets in the Portfolio by the fee schedule and dividing by 12. Each fee will be paid on a quarterly basis.

   UNDERLYING DIVERSIFIED                    PORTFOLIO                 COMPENSATION      RATE (%)
         PORTFOLIO                          SUBADVISERS                 ADVISER(1)      SUBADVISERS
----------------------------    -----------------------------------    ------------     -----------
Money Market Portfolio          Capital Management Group                   0.25            0.05
High Quality Bond Portfolio     Merganser Capital Management               0.35                (2)
                                Corporation
Intermediate Government Bond    Capital Management Group                   0.35            0.15
  Portfolio
Government/Corporate Bond       Capital Management Group                   0.35            0.15
  Portfolio
High-Yield Bond Portfolio       Delaware Investment Advisers               0.55                (3)
Balanced Portfolio              Institutional Capital Corporation          0.45                (4)
Equity Income Portfolio         Asset Management Group                     0.45            0.25
Growth & Income Portfolio       Putnam Advisory Company, Inc.              0.60                (5)
Equity Growth Portfolio         Jundt Associates, Inc.                     0.70           0.625
Special Equity Portfolio        (6)                                        0.80            0.50
International Equity            Capital Guardian Trust Company             0.75                (7)
  Portfolio

---------------

(1) The Adviser is currently waiving a portion of its fee. See "Fees and
    Expenses" on page   for a discussion of the fee waivers currently in effect.

(2) 0.50% on the first $10,000,000 in assets, 0.375% on the next $15,000,000 in assets, 0.25% on the next $75,000,000 in assets and 0.1875% on all assets in excess of $100,000,000.

(3) 0.40% on the first $20,000,000 in assets, 0.30% on the next $20,000,000 in assets and 0.20% on assets in excess of $40,000,000.

(4) 0.55% on the first $25,000,000 in assets, 0.45% on the next $25,000,000 in assets and 0.35% on assets in excess of $50,000,000.

(5) 0.30% on the first $100,000,000 in assets and 0.20% on assets in excess of $100,000,000.

(6) The Special Equity Portfolio has four Subadvisers: Pilgrim Baxter & Associates, Ltd.; Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(7) 0.75% on the first $25,000,000 in assets, 0.60% on the next $25,000,000 to
    $50,000,000 in assets, 0.425% on the next $50,000,000 to $250,000,000 in assets and 0.375% on all assets in excess of $250,000,000.

     It is the responsibility of a Subadviser to make the day-today investment decisions of the Underlying Diversified Portfolio and to place the purchase and sales orders for securities transactions of such Portfolio, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective Underlying Diversified Portfolio consistent with the guidelines and directions set by Diversified and the Board of Trustees of the Portfolio Series. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding Portfolio's investments and effecting securities transactions for a Portfolio.

     Diversified has entered into separate Subadvisory Agreements with respect to each of the Money Market Portfolio, Intermediate Government Bond Portfolio and Government/Corporate Bond Portfolio with Capital Management Group, a division of 1740 Advisers, Inc., a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). The address of Capital Management Group is 1740 Broadway, New York, New York 10019. Total assets under management by
Capital Management Group at December 31, 1995 were approximately $     million,
all of which were assets of registered investment companies. Investment management decisions of Capital Management Group are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Equity Income Portfolio with Asset Management Group, a division of 1740 Advisers, Inc. a wholly-owned subsidiary of MONY. The address of Asset Management Group is 1740 Broadway, New York, New York 10019. Total assets under management by Asset Management Group at December 31, 1995 were approximately
$     million, $     million of which were assets of registered investment
companies. Investment management decisions of Asset Management Group are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the High Quality Bond Portfolio with Merganser Capital Management Corporation ("Merganser"). Merganser was formed in September 1987 and is owned by certain of its employees. Total assets under management for all institutional bond clients
at December 31, 1995 were approximately $     billion, $     million of which
were assets of registered investment companies. The principal business address of Merganser is One Cambridge Center, Cambridge, Massachusetts 02142. Investment management decisions of Merganser are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the High-Yield Bond Portfolio with Delaware Investment Advisers (a division of Delaware Management Company, Inc.). ("Delaware"). Delaware was formed in February 1985 and is owned by Lincoln National Corp. Total assets under management for all high-yield bond clients at December 31, 1995 were
approximately $     billion, $     billion of which were assets of registered
investment companies. The principal business address of Delaware is 2005 Market Street, Philadelphia, Pennsylvania 19103. Investment management decisions of Delaware are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Balanced Portfolio with Institutional Capital Corporation ("Institutional Capital"). Institutional Capital was formed in January 1970 and is owned by certain of its employees. Total assets under management for all balanced clients
at December 31, 1995 were approximately $     million, all of which were assets
of registered investment companies. The principal business address of Institutional Capital is 303 West Madison Street, Chicago, IL 60606. Investment management decisions of Institutional Capital are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Growth & Income Portfolio with Putnam Advisory Company, Inc. ("Putnam"). Putnam was formed in 1937 and is owned by Marsh & McLennan Companies, Inc. The principal address of Putnam is One Post Office Square, Boston, MA 02109. Total assets under management for growth & income clients at December 31, 1995 were
approximately $     billion, $     billion of which were assets of registered
investment companies. Investment management decisions of Putnam are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the Equity Growth Portfolio with Jundt Associates, Inc. ("Jundt"). Jundt was formed in December 1972 and is owned by certain of its employees. Total assets under management for all core equity clients at December 31, 1995 were approximately
$     billion, $     million of which were assets of registered investment
companies. The principal business address of Jundt is 1550 Utica Avenue South, Suite 950, St. Louis Park, MN 55416. Investment management decisions of Jundt are made by committee and not by managers individually.

     Diversified has entered into a Subadvisory Agreement with respect to the International Equity Portfolio with Capital Guardian Trust Company ("CGTC"). CGTC was formed in 1968 and is owned by The Capital Group Companies, Inc. The principal address of CGTC is 333 South Hope Street, Los Angeles, California 90071. Total assets under management for all international equity clients by
CGTC at December 31, 1995 were approximately $     billion, and total assets
under management of registered investment companies for which CGTC acts as
subadviser was $     million as of that date. CGTC uses a system of multiple
portfolio managers pursuant to which the Portfolio is divided into segments that are assigned to individual portfolio managers. With investment guidelines, each portfolio manager makes individual decisions as to company, country, industry, timing and percentage based on extensive field research and direct company contact.

     With respect to the Special Equity Portfolio, Diversified has entered into Subadvisory Agreements with four Subadvisers as follows:

- ARK Asset Management Co., Inc. ("ARK") was formed in July 1989 and is owned by certain employees of ARK Asset Holdings, Inc. Total assets under management for all small capitalization clients at December 31, 1995 were approximately
  $     billion, $     million of which were assets of registered investment
  companies. The principal business address of ARK is 55 Water Street, New York, NY 10041.

- Liberty Investment Management, Inc. ("Liberty") was formed in 1994 and is owned by certain of its employees. Liberty succeeded to certain of the investment management businesses of Eagle Asset Management, Inc. Total assets under management for all equity clients at December 31, 1995 were
  approximately $     million, $   million of which were assets of registered
  investment companies. The principal business address of Liberty is 880 Carillon Parkway, St. Petersburg, FL 33716.

- Pilgrim Baxter & Associates, Ltd. ("Pilgrim") was formed in 1995 and is owned by United Asset Management, Inc., a publicly-owned corporation. Pilgrim succeeded to certain of the investment management businesses, and acquired the corporate name of, Pilgrim Baxter & Associates, Ltd. in April 1995. Total assets under management for all equity clients at December 31, 1995 were
  approximately $     billion, $     billion of which were assets of registered
  investment companies. The principal business address of Pilgrim is 1255 Drummers Lanes, Wayne, PA 19087.

- Westport Asset Management, Inc. ("Westport") was formed in July 1993 and is owned by certain of its employees. Total assets under management for all
  equity clients at December 31, 1995 were approximately $     million, $
  million of which were assets of registered investment companies. The principal business address of Westport is 253 Riverside Avenue, Westport, CT 06880.

     Investment management decisions by each of these Subadvisers are made by committee and not by managers individually.

UNDERLYING DIVERSIFIED FUNDS -- DISTRIBUTION PLAN AND AGREEMENT

     The Trustees of the Underlying Diversified Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Underlying Diversified Funds and their shareholders. As contemplated by the Distribution Plan, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Underlying Diversified Funds pursuant to a Distribution Agreement.

     Under the Distribution Plan, the Distributor may receive a fee from each Underlying Diversified Fund at an annual rate not to exceed 0.25% of the Underlying Diversified Fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Underlying Diversified Fund, such as (i) payments of quarterly trail or maintenance commissions to registered representatives of the Distributor or other broker-dealers in an amount not to exceed on an annual basis 0.25% of the average daily net assets maintained in the Underlying Diversified Fund by their customers, (ii) reimbursements of sales commissions advanced by the Distributor to sales brokers, and (iii) advertising expenses and the expenses of printing (excluding typesetting) and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

ADMINISTRATOR

     Pursuant to (i) the Advisory Agreements with the Trust, (ii) an Administrative and Transfer Agency Services Agreement with the Underlying Diversified Funds and (iii) the Advisory Agreements with the Underlying Diversified Portfolios, Diversified, as Administrator, provides the Trust, the Underlying Diversified Funds and the Underlying Diversified Portfolios with general office facilities and supervises the overall administration of the Trust, the Underlying Diversified Funds and the Underlying Diversified Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, independent contractors and agents; the preparation and filing of all documents required for compliance with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of the Trust, the Underlying Diversified Funds and the Underlying Diversified Portfolios; preparation of certain documents in connection with meetings of trustees, shareholders and investors; and the maintenance of books and records. Diversified provides persons satisfactory to the Boards of Trustees to serve as officers of the Trust, the Underlying Diversified Funds and the Underlying Diversified Portfolios, as the case may be. Such officers, as well as certain other employees and Trustees, may be directors, officers or employees of Diversified or its affiliates. In addition, Diversified provides transfer agency services to the Trust and the Underlying Diversified Funds. With respect to the Underlying Diversified Funds, Diversified, as Administrator, receives a fee accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets of the Underlying Diversified Fund. Diversified is currently waiving a portion of its administrative services fee. Diversified acts as Administrator to the Funds and the Underlying Diversified Portfolios pursuant to the respective Advisory Agreements and receives no additional compensation for providing such administrative services.

SERVICE AGENTS

     All shareholders of the Funds must be represented by Diversified or another Service Agent that has entered into a Service Agreement with Diversified. Diversified acts as a Service Agent pursuant to its Advisory Agreements with the Trust and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents will be paid by Diversified. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, answering client inquiries regarding the Trust, assisting clients in changing account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as Diversified or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided by Diversified, or of the type or scope not generally offered by a mutual fund, such as enhanced retirement or trust reporting. Any Service Agent must agree to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

                      PURCHASES AND REDEMPTIONS OF SHARES

PURCHASES

     The Trust is designed to meet the long-term investment needs of, and will be available only as a funding vehicle to, Qualified Investors (as defined on the cover page of this Prospectus). The retirement plans which may invest in the Funds are hereinafter referred to as "Plans" and the employees, self-employed persons or individuals participating in such Plans are hereinafter referred to as "Plan Participants". With respect to these Plans, the employer and/or the Plan Participants will make contributions which may be invested in shares of the Funds pursuant to the terms and conditions of the underlying Plan.

     Shares of the Funds may be purchased without a sales charge on any day on which the Adviser and applicable Subadviser or Subadvisers are open for business ("Fund Business Day") at the net asset value next determined after an order in proper form is transmitted to and accepted by the Distributor. The procedure through which a Qualified Investor or Plan Participant may transmit an order to the Distributor will be set forth in the documents relating to the underlying Plan. Plan Participants should contact their Plan administrator, if appropriate, for further information on how to purchase shares of the Funds. In addition, Qualified Investors and Plan Participants may call the Distributor at 914-697-8000 for information with respect to the proper procedure to transmit an order; however, except for purchase orders in connection with exchanges from other funds as described below under "Exchange Privileges", purchases may not be effected through telephone orders. The minimum initial investment is $5,000 (the Trust is currently waiving its minimum initial investment requirement) and there is no minimum for subsequent investments. However, a particular Plan may impose different minimum initial and minimum subsequent investment requirements. Purchases will be effected on the same day the purchase order is received by the Distributor provided such order is received prior to 4:00 p.m. New York time on any day on which the New York Stock Exchange ("NYSE") is open for trading. Shares earn dividends from and including the day the purchase is effected, but not on the day of redemption.

     Checks received from a Qualified Investor are invested in full and fractional shares. If shares are purchased with a check that does not clear, the purchase will be cancelled and any losses or fees incurred in the transaction will be the responsibility of such Qualified Investor. Checks must be drawn on or payable through a U.S. bank and be in U.S. dollars. If shares are purchased by check and a redemption request relating to such shares is received within 15 days of a purchase, the Trust will release such redemption proceeds when the check clears. It is possible, although unlikely, that this could take up to 15 days.

     Underlying Plans which include fixed investment options issued by insurance companies may restrict or prohibit the purchase of shares of the Conservative Strategic Allocation Fund with monies withdrawn from any such fixed interest investment option.

     Each Fund reserves the right to cease offering its shares for sale at any time or to reject any order for the purchase of its shares.

REDEMPTIONS

     A Qualified Investor or Plan Participant may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in proper form is received and accepted by the Distributor. The proper form for a redemption request may vary in accordance with the terms of the underlying Plan through which a Qualified Investor or Plan Participant invests in a Fund. Plan Participants should contact their Plan administrator, if appropriate, for further information on how to redeem shares of a Fund. In addition, Qualified Investors and Plan Participants may call the Distributor at 914-697-8000 for information with respect to the proper procedure to transmit a redemption request; however, except for redemption requests in connection with loans under certain Plans and exchanges into other funds as described below under "Exchange Privileges", redemptions may not be effected through telephone requests.

     Investment return and principal value of an investment in the Funds will fluctuate, so that the value of shares redeemed may be more or less than the Qualified Investor's cost. Redemptions of shares may be taxable events to Qualified Investors otherwise subject to tax on which a Qualified Investor may realize a gain or a loss. No Fund will make redemptions in kind.

     Redemption proceeds normally will be paid or mailed within seven days following receipt of a redemption request in good order; however, when the NYSE is closed, when trading on the NYSE is restricted, or when the Securities and Exchange Commission determines that an emergency exists to warrant such an action, the Funds may suspend redemption rights or postpone the date of payment.

     The Trust reserves the right to redeem shares in the account of any Qualified Investor if at any time the total value of such account falls below $1,000 for any reason other than a decrease in the net asset value of its shares. A Qualified Investor will be notified that the value of its account is less than the minimum amount and allowed 15 days to make an additional investment before the redemption is processed. Shares will be redeemed at the net asset value on the date of redemption.

     SIGNATURE GUARANTEES. To protect Qualified Investors and the Trust from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Trust to be sure that the entity requesting redemption is the entity that is authorized to request redemption from that account. Signature guarantees are required for: (1) any redemptions by mail if the proceeds are to be paid to someone other than the shareholder of record or are to be sent to an address other than an investor's address as shown on the Trust's records; (2) any redemptions by mail which request that the proceeds be wired to a bank, (3) redemption requests for more than $50,000; and (4) requests to transfer the registration of shares to another owner. These requirements may be waived in certain instances.

     The Trust will accept signature guarantees from all institutions which are eligible to provide them under federal or state law, provided the individual giving the signature guarantee is authorized to do so. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

EXCHANGE PRIVILEGES

     Subject to applicable legal constraints, Qualified Investors may exchange their shares in a Fund for shares of another Fund or a series of the Underlying Diversified Funds. In addition, some underlying Plans may provide for exchange privileges with other investment options available under such Plans. Underlying Plans which include fixed investment options issued by insurance companies may restrict or prohibit exchanges of shares of certain of the Funds for shares of series of the Underlying Diversified Funds if the shares of the Fund to be exchanged have been purchased with monies withdrawn from any such fixed interest investment option.

     There are no charges for exchanges. However, Plan Participants should contact their Plan administrator, if appropriate, for further information regarding exchanges. In addition, Qualified Investors and Plan Participants may call the Distributor at 914-697-8000 for information with respect to the proper procedures to effect such exchanges, including, when appropriate, the procedure for effecting such exchanges by telephone. Some Plans may impose charges and additional restrictions. An exchange order is treated the same as a redemption followed by a purchase and will be effected at the respective net asset values of the shares involved.

     All Qualified Investors and Plan Participants should be aware that an exchange transaction authorized by telephone and reasonably believed to be genuine by the Trust or the Distributor may subject the Qualified Investor or Plan Participant to risk of loss if such instruction is subsequently found not to be genuine. The Trust and the Distributor will employ reasonable procedures, including requiring investors to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that the Trust or the Distributor fails to use reasonable procedures to verify the genuineness of telephone instructions, they may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

     The Trust reserves the right to terminate or modify the exchange privilege in the future.

PERFORMANCE INFORMATION

     From time to time, the Trust may provide yield and/or total return quotations for any of the Funds and may also quote fund rankings in the relevant fund category from various sources, such as Russell Data Services (a division of Frank Russell Company), Lipper Analytical Services, Inc., Weisenberger Investment Company Service, Morningstar, Inc. and CDA. The current yield for a Fund will be calculated by dividing net investment income per share during a recent 30-day period by the net asset value per share on the last day of the period and annualizing the resulting quotient. Total return quotations will reflect the annual percentage change over stated periods in the value of an investment in a Fund. Yield reflects only net income as of a stated time, while total return reflects all components of investment return over a stated period of time. A Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which a Fund will calculate its yield and total return, see the Statement of Additional Information.

     Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period.

                               OTHER INFORMATION

NET ASSET VALUE

     The net asset value of shares of the Funds is determined each Fund Business Day. This determination is made once each day as of the close of regular trading on the NYSE, currently 4:00 p.m., New York time, by dividing the value of a Fund's net assets (i.e., the value of its investment in its Underlying Diversified Funds and other assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made.

     Each Underlying Diversified Portfolio values its assets based on their current market value when market quotations are available. Where market quotations are not available, assets are valued at fair value as determined in good faith under the direction of the Underlying Diversified Portfolio's Board of Trustees. Debt obligations with 60 days or less remaining to maturity may be valued by the amortized cost method which the Underlying Diversified Portfolio's Trustees have determined to constitute fair value for such securities.

DISTRIBUTIONS

     The Funds intend to distribute all net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) to shareholders. Dividends from net investment income (which may include net short-term capital gains) and distributions from net capital gains, if any, are normally declared and paid once a year in December. "Net investment income" includes all dividends, interest and other income earned by a Fund, net of a Fund's expenses.

     All dividends and distributions declared by a Fund will be reinvested in additional shares of that Fund at net asset value determined on the business day immediately following the record date of the distribution. A Fund may make additional distributions if necessary to avoid a 4% federal excise tax on certain undistributed income and capital gain.

TAX MATTERS

     The following discussion is for general information only and, specifically, does not purport to address the taxation of Qualified Investors in all circumstances or of contributors to, participants in, and beneficiaries under any Qualified Investor. A prospective investor should consult with its own adviser as to the tax consequences of an investment in the Trust, including the state and local tax treatment of distributions from a Fund.

     Each Fund intends to elect to be, and to qualify to be treated as, a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Funds must meet certain income, distribution and diversification requirements. Provided a Fund meets all such requirements, no federal income or excise taxes will be required to be paid by that Fund on that part of its investment company taxable income (consisting generally of net income and net short-term capital gain, if any) and net capital gain that is distributed to shareholders. A Fund's investment company taxable income and net capital gains for tax purposes will in general be derived from distributions from the Underlying Diversified Funds as well as from gains and losses recognized in connection with the redemption of shares in the Underlying Diversified Funds. Each Underlying Diversified Fund similarly has elected to be, and intends to qualify to be treated each year as, a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Underlying Diversified Funds must meet the income, distribution and diversification requirements previously noted, through their interests in the Underlying Diversified Portfolios. Provided an Underlying Diversified Fund meets all such requirements, no federal income or excise taxes will be required to be paid by that Fund on that part of its investment company taxable income and net capital gain that is distributed to its shareholders, including the Funds. An Underlying Diversified Fund's foreign source income may, however, be subject to foreign taxes withheld at the source. The Underlying Diversified Portfolios will also not be required to pay any federal income or excise taxes.

     Retirement plans satisfying all conditions applicable to them under the Code which invest in the Fund generally will not be subject to federal tax liability on either distributions from the Funds or redemptions of shares of the Funds. Rather, participants in such Plans will be taxed when they begin taking distributions from the investing Plan in accordance with the rules under the Code governing the taxation of such distributions. Qualified Investors otherwise generally exempt from federal taxation of their income might nevertheless be taxed on distributions of the Funds, and on any gain realized on redemption of Fund shares, where the Qualified Investor is subject to the unrelated business taxable income provisions of the Code with respect to its investment in the Funds because, e.g., its acquisition of shares in a Fund was financed with debt.

     If, for any reason, a Qualified Investor is not exempt from income taxation such Qualified Investor will be subject to tax on distributions received from the Funds irrespective of the fact that such distributions are reinvested in additional shares. Distributions to such Investors, other than of net capital gains, will be taxable as ordinary income; distributions of net capital gains would be taxable to such Investors as long-term capital gain without regard to the length of time they have held shares in a Fund. Certain dividends declared in October, November or December of a calendar year and paid in January of the succeeding calendar year to a Qualified Investor which is subject to tax on the distribution are taxable to such Investor as if paid on December 31 of the year in which they were declared.

     The foregoing is only a summary of some of the important federal tax considerations generally affecting the Trust and its shareholders. Please refer to the Statement of Additional Information for a more extensive discussion. In addition, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their own tax advisers concerning the tax consequences of an investment in the Trust.

EXPENSES

     Under each Advisory Agreement, Diversified has agreed to bear any expenses of the Funds other than the 0.20% investment advisory fee payable to Diversified thereunder. Of course, shareholders of the Funds will still indirectly bear their proportionate share of the expenses of the Underlying Diversified Funds and Underlying Diversified Portfolios.

     The respective expenses of the Trust (which will be borne by Diversified as discussed above), the Underlying Diversified Funds and the Underlying Diversified Portfolios include the compensation of their respective Trustees who are not affiliated with Diversified or any Subadviser; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent; insurance premiums; and expenses of calculating the net asset value of, and the net income on, interests in the Portfolios and shares of the Funds and the Underlying Diversified Funds.

     Expenses of the Trust (which will be borne by Diversified as discussed above) and the Underlying Diversified Funds also include all fees under its Administrative Services Agreement; expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of shares of the Trust and Underlying Diversified Funds and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute.

     Expenses of the Underlying Diversified Portfolios also include expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Underlying Diversified Portfolios' custodian for all services to the Underlying Diversified Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; and the advisory fees payable to Diversified under the Advisory Agreements.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate equally in the earnings, dividends and assets of the particular series.

     Each share of a Fund represents an equal proportionate interest in that Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention to hold annual meetings of shareholders although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shares of each Fund are entitled to vote separately to approve changes in fundamental investment policies or restrictions for that Fund, but shares of all Funds will vote together in the election or selection of Trustees and independent accountants for the Trust. If requested to do so by at least 10% of the Trust's outstanding shares, a meeting of Trust shareholders will be called for the purpose of voting on the removal of a Trustee or Trustees. The Trust will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trustees of the Trust believe that the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.
                            ------------------------

     The Trust's Statement of Additional Information, dated             , 1996,
contains more detailed information about the Trust, the Underlying Diversified Funds and the Underlying Diversified Portfolios.

          TABLE OF CONTENTS

        Investment Objective of the Funds......................................      2
        Expense Summary........................................................      4
        Description of the Underlying Diversified Funds/Portfolios.............      6
        Special Risks and Considerations.......................................     10
        Investment Policies of the Underlying Diversified Funds/Portfolios.....     11
        Hub & Spoke(R) Structure...............................................     12
        Management of the Trust................................................     14
        Purchases and Redemptions of Shares....................................     18
        Other Information......................................................     21

                      ------------------------------------

     No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, Statement of Additional Information or official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                      ------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                            , 1996

              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

          DIVERSIFIED INVESTORS CONSERVATIVE STRATEGIC ALLOCATION FUND
            DIVERSIFIED INVESTORS MODERATE STRATEGIC ALLOCATION FUND
           DIVERSIFIED INVESTORS AGGRESSIVE STRATEGIC ALLOCATION FUND
         4 MANHATTANVILLE ROAD, PURCHASE, NEW YORK 10577 (914)697-8000

The Diversified Investors Strategic Allocation Funds (the "Trust") is comprised of three funds. This Statement of Additional Information describes the shares of each such fund, including Diversified Investors Conservative Strategic Allocation Fund (the "Conservative Fund"), Diversified Investors Moderate Strategic Allocation Fund (the "Moderate Fund") and Diversified Investors Aggressive Strategic Allocation Fund (the "Aggressive Fund") (each a "Fund", and collectively the "Funds").

                               TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
The Trust                                                                                 2
Investment Objective and Policies                                                         2
Investment Restrictions                                                                  16
Standard Performance Information                                                         18
Determination of Net Asset Value; Valuation of Securities                                20
Management of the Trust                                                                  22
Taxation                                                                                 25
Distribution Plan                                                                        27
Independent Accountants                                                                  28
Description of the Trust; Fund Shares                                                    28
Experts                                                                                  29
Appendix                                                                                 30

THIS STATEMENT OF ADDITIONAL INFORMATION SETS FORTH INFORMATION WHICH MAY BE OF INTEREST TO INVESTORS BUT WHICH IS NOT NECESSARILY INCLUDED IN THE FUNDS' PROSPECTUS AS AMENDED FROM TIME TO TIME ("PROSPECTUS"). THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING DIVERSIFIED INVESTORS SECURITIES CORP. ("DISC"), THE FUNDS' DISTRIBUTOR, AT THE ADDRESS AND TELEPHONE NUMBER SHOWN ABOVE FOR THE TRUST. TERMS USED BUT NOT DEFINED HEREIN, WHICH ARE DEFINED IN THE PROSPECTUS, ARE USED HEREIN AS DEFINED IN THE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                   THE TRUST

     The Trust is an open-end non-diversified management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on January 5, 1996. Diversified Investment Advisors, Inc. ("Diversified" or the "Adviser") is investment advisor to the Trust. Shares of the Trust are divided into three separate series described herein. Each such series or Fund seeks to achieve its investment objective by investing all of its assets in a diversified portfolio of other mutual funds managed by Diversified ("Underlying Diversified Funds").

     Each Underlying Diversified Fund is a series of The Diversified Investors Funds Group, an open-end diversified, management investment company. Each Underlying Diversified Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Diversified Investors Portfolios (the "Underlying Diversified Portfolios"), an open-end diversified management investment company with separate series which have the same investment objectives as the Underlying Diversified Funds. Diversified is the investment adviser for each series of the Underlying Diversified Portfolios and appoints one or more subadvisers (the "Subadvisers") to provide day-to-day investment management services. As to each Underlying Diversified Portfolio, the Adviser and its Subadviser(s) are referred to collectively as the "Advisers".

     Each Fund is designed to meet the long-term investment needs of, and will be available only as a funding vehicle to, (i) certain employee retirement plans of for-profit and not-for-profit entities including those having cash or deferred arrangements and those covering self-employed individuals and owner-employees (such as 401(k) Plans, 403(b) Plans, 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans and Keogh Plans), and (ii) qualified personal retirement plans such as IRAs and rollover IRAs (collectively, "Qualified Investors").

                       INVESTMENT OBJECTIVE AND POLICIES

                                   THE FUNDS

     The investment objectives and policies of each Fund are described in the Funds' Prospectus. There can, of course, be no assurance that a Fund will achieve its investment objective.

                  THE UNDERLYING DIVERSIFIED FUNDS/PORTFOLIOS

     The following information supplements the discussion of the investment objectives and policies of the Underlying Diversified Funds/Portfolios discussed in the Funds' Prospectus. Set forth below are explanations of various investment techniques which may be employed by the Underlying Diversified Funds/Portfolios.

     BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit ("CDs") and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisers carefully evaluate such investments on a case-by-case basis.

     U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. An Underlying Diversified Portfolio will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     The Underlying Diversified Portfolios may purchase three types of commercial paper, as classified by exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"). The three types include open market, privately placed, and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited.

     Open Market. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers.

     Privately Placed. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2), which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction.

     Letter of Credit. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchases.

     VARIABLE RATE AND FLOATING RATE SECURITIES. The Underlying Diversified Portfolios may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Underlying Diversified Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and an Underlying Diversified Portfolio may invest in obligations which are not so rated only if the Advisers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Advisers, on behalf of an Underlying Diversified Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Underlying Diversified Portfolios will not invest more than 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in floating or variable rate demand obligations as to which they cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     PARTICIPATION INTERESTS. An Underlying Diversified Portfolio may purchase from financial institutions participation interests in securities in which such Portfolio may invest. A participation interest gives a Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Underlying

Diversified Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisers must have determined that the instrument is of comparable quality to those instruments in which an Underlying Diversified Portfolio may invest. For certain participation interests, an Underlying Diversified Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, an Underlying Diversified Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. An Underlying Diversified Portfolio will not invest more than 15% (10% in the case of the Money Market Portfolio) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     The Advisers will monitor the liquidity of Rule 144A securities for each Portfolio under the supervision of the Board of Trustees of the Underlying Diversified Portfolios. In reaching liquidity decisions, the Advisers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     UNSECURED PROMISSORY NOTES. An Underlying Diversified Portfolio also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Portfolio's investment objective. The Notes purchased by the Portfolio will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of the Portfolio to present minimal credit risks and will meet the quality criteria set forth above under "Investment Policies." The Portfolio will invest no more than 15%

(10% in the case of the Money Market Portfolio) of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Portfolio cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. An Underlying Diversified Portfolio's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although an Underlying Diversified Portfolio may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Underlying Diversified Portfolios are fully collateralized, with such collateral being marked to market daily.

     The Underlying Diversified Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Underlying Diversified Portfolio may decline below the repurchase price of those securities.

     FOREIGN SECURITIES -- ALL PORTFOLIOS. The Underlying Diversified Portfolios may invest their assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of an Underlying Diversified Portfolio, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. Foreign security trading practices, including those involving securities settlement where an Underlying Diversified Portfolio's assets may be released prior to receipt of payment, may expose a Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

     FOREIGN SECURITIES -- MONEY MARKET PORTFOLIO. The Money Market Portfolio may invest in the following foreign securities: (i) U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks (such as Eurodollar CDs, which are U.S. dollar-denominated CDs issued by branches of foreign and domestic banks located outside the United States; Eurodollar TDs ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank; and Canadian TDs, which are essentially the same as ETDs except they are issued by branches of major Canadian banks),
(ii) high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, (including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer) and (iii) U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Money Market Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     FOREIGN SECURITIES -- PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO. Not more than 5% of an Underlying Diversified Portfolio's assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

     Securities of foreign issuers include investments in sponsored American Depository Receipts ("ADRs"). ADRs are depository receipts for securities of foreign issuers and provide an alternative method for a Portfolio to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

     The Underlying Diversified Portfolios may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because some Underlying Diversified Portfolios may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Underlying Diversified Portfolios from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Diversified Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

     A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. An Underlying Diversified

Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of foreign securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     The Underlying Diversified Portfolios may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. With respect to Portfolios other than the International Equity Portfolio consideration of the prospect for currency parities will be incorporated into the Advisers' long-term investment decisions. Therefore these Portfolios will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Advisers believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Portfolio to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

     GUARANTEED INVESTMENT CONTRACTS. The Underlying Diversified Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Portfolio which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Portfolio) of the Portfolio's net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     WHEN-ISSUED SECURITIES. The Underlying Diversified Portfolios may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the Portfolios would take delivery of such securities. When a Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, the Portfolio establishes procedures consistent with the relevant policies of the SEC. Since those policies currently recommend that an amount of a Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although a Portfolio does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, a Portfolio would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

     ZERO COUPON OBLIGATIONS. An Underlying Diversified Portfolio may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- UNDERLYING DIVERSIFIED PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO. The successful use of such instruments draws upon the Advisers' skill and experience with respect to such instruments. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     A Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, the Portfolio may sell stock index futures contracts in anticipation of or during a decline in the market value of the Portfolio's securities. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

     At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of an Underlying Diversified Portfolio which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in a Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Portfolio to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Advisers may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Advisers believe that use of such contracts will benefit the Underlying Diversified Portfolios, if the Advisers' investment judgment about the general direction of interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. An Underlying Diversified Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     The Underlying Diversified Portfolios intend to purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk an Underlying Diversified Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Board of Trustees of the Underlying Diversified Portfolios has adopted the requirement that futures contracts and options on futures contracts be used either (i) as a hedge without regard to any quantitative limitation, or (ii) for other purposes to the extent that immediately thereafter the aggregate amount of margin deposits on all (non-hedge) futures contracts of the Portfolio and premiums paid on outstanding (non-hedge) options on futures contracts owned by the Portfolio does not exceed 5% of the market value of the total assets of the Portfolio. In addition, the aggregate market value of the outstanding futures contracts purchased by the Portfolio may not exceed 50% of the market value of the total assets of the Portfolio. Neither of these restrictions will be changed by the Portfolio's Board of Trustees without considering the policies and concerns of the various applicable federal and state regulatory agencies.

     An Underlying Diversified Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     An Underlying Diversified Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Underlying Diversified Portfolios intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

     The Underlying Diversified Portfolios also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     OPTIONS ON SECURITIES -- UNDERLYING DIVERSIFIED PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO. The Underlying Diversified Portfolios may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options"). However, a Portfolio may forego the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

     When an Underlying Diversified Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When an Underlying Diversified Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

     An Underlying Diversified Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where a Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

     A Portfolio may purchase call and put options on any securities in which it may invest. A Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by a Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. A Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The Underlying Diversified Portfolios have adopted certain other nonfundamental policies concerning option transactions which are discussed below. A Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Underlying Diversified Portfolios may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolios will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisers will monitor the creditworthiness of dealers with whom a Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees.

     OPTIONS ON SECURITIES INDICES -- UNDERLYING DIVERSIFIED PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO. In addition to options on securities, the Underlying Diversified Portfolios may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolios generally will only purchase or write such an option if the Advisers believe the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolios will not purchase such options unless the Advisers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in the Portfolios' securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisers may be forced to liquidate portfolio securities to meet settlement obligations.

     SHORT SALES "AGAINST THE BOX" -- UNDERLYING DIVERSIFIED PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO. In a short sale, a fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Portfolio may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box".

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Portfolio engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Portfolio maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position.

     The Underlying Diversified Portfolios will not engage in short sales against the box for investment purposes. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Portfolio owns. There are certain additional transaction costs associated with short sales against the box, but the Portfolios endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     As a nonfundamental operating policy, the Advisers do not expect that more than 40% of a Portfolio's total assets would be involved in short sales against the box. The Advisers do not currently intend to engage in such sales.

                            INVESTMENT RESTRICTIONS

     Fundamental policies of the Funds may not be changed without the approval of the lesser of (1) 67% of the Funds' shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Funds' outstanding shares. Other restrictions, in the form of operating policies are subject to change by Trust's Board of

Trustee without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Fund.

                              FUNDAMENTAL POLICIES

     As a matter of fundamental policy, each Fund may not:

     (1) Borrowing. Borrow money, except each Fund may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

     (2) Commodities. Purchase or sell commodities or commodity or futures contracts;

     (3) Loans. Make loans, although the Underlying Diversified Portfolios may purchase money market securities and enter into repurchase agreements;

     (4) Margin.  Purchase securities on margin;

     (5) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Funds as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each Fund's total assets, valued at market;

     (6) Real Estate.  Purchase or sell real estate;

     (7) Senior Securities. Issue senior securities (except permitted borrowings);

     (8) Short Sales.  Effect short sales of securities; or

     (9) Underwriting. Underwrite securities issued by other persons, except to the extent the Funds may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

                               OPERATING POLICIES

     As a matter of operating policy, each Fund may not:

     (1) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

     (2) Illiquid Securities. Purchase a security if, as a result of such purchase, more than 10% of the value of each Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable;

     (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development programs;

     (4) Options.  Invest in options;

     (5) Ownership of Portfolio Securities by Officers and Directors. Purchase or retain the securities of any issuer if, to the knowledge of the Funds' management, those officers and directors of the Trust and of its investment manager, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

     (6) Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government or any foreign government, their agencies or instrumentalities or Shares of Price mutual funds) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; or

     (7) Warrants.  Invest in warrants.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-21669, January 11, 1996): each Fund may invest more than 5% of its assets in any one Underlying Diversified Fund, and each Fund may invest substantially all of its assets, collectively, in Underlying Diversified Funds.

     Because of their investment objectives and policies, the Funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Funds' investment programs set forth in the Prospectus, each of the Funds may invest more than 25% of its assets in certain of the Underlying Diversified Funds. However, each of the Underlying Diversified Funds in which each Fund will invest will not concentrate more than 25% of its total assets in any one industry.

                        STANDARD PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner for each Fund:

     TOTAL RETURN: The Fund's total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total return assuming an initial account value of $1,000 and/or (ii) total rates of return which represent aggregate performance over a period of year-by-year performance.

     YIELD: The Fund's yield quotation will be based on the annualized net investment income per share of the Fund over a 30-day period. The current yield for the Fund is calculated by dividing the net investment income per share of the Fund earned during the period by the net asset value per share of the Fund on the last day of that period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest earned during the period, minus accrued expenses for the period, by (ii) the average number of Fund shares entitled to receive dividends during the period multiplied by the net asset value per share on the last day of the period.

     Total returns calculated for any of the Funds for any period which includes a period prior to the effective date of the Funds' registration statement will reflect the performance of all collective investment vehicles managed by Diversified during the periods indicated with investment objectives, policies and restrictions substantially similar to the Conservative Fund, Moderate Fund and Aggressive Fund, respectively, and which have been managed as they are expected to be managed. The commencement date on which Diversified began
managing such collective investment vehicles is                . These returns
are adjusted to assume that all charges, expenses and fees of the Conservative Fund, Moderate Fund and Aggressive Fund which are presently in effect were deducted during such periods.

     The average annual total returns at December 31, 1995 for all such private accounts and collective investment vehicles managed by Diversified, adjusted to assume that all such charges, expenses and fees presently in effect were deducted, are as follows:

                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS     SINCE INCEPTION
                                      ------     -------     -------     --------     ---------------
    Conservative Fund...............                           N/A          N/A
    Moderate Fund...................                           N/A          N/A
    Aggressive Fund.................                           N/A          N/A

     Any yield or total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on respective allocations to Underlying Diversified Funds and the type, quality and maturities of the securities held in the Underlying Diversified Portfolios, but also on changes in the current value of such securities and on changes in the expenses of the Underlying Diversified Funds and the Underlying Diversified Portfolios. These factors and possible differences in the methods used to calculate yields and total return should be considered when comparing the yield and total return of a Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         COMPARISON OF FUND PERFORMANCE

     Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. An Underlying Portfolio may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning a Fund. Sources for a Fund's performance information may include, but are not limited to, the following:

     Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

     Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

     Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

     Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

     Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

     Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average" and "Donoghue's Government Money Fund Average."

     Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

     Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

     Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

     Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

     World Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

     Investor's Daily, a daily newspaper that features financial, economic and business news.

     Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

     Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

     New York Times, a nationally distributed newspaper which regularly covers financial news.

     Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

     Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

     Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

     U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

     Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

     Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

     Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

           DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     The Trust determines the net asset value of the shares of each Fund each day that the Adviser is open for business. (As a result, a Fund will normally determine its net asset value every weekday except for the following holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) This daily determination of net asset value is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., New York time, by dividing the total assets of a Fund less all of its liabilities, by the total number of shares of a Fund outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. (See "Purchases and Redemptions of Shares" in the Prospectus.)

     The shares of the Underlying Diversified Funds held by each Fund are valued at the net asset value of each Underlying Diversified Fund. This net asset value reflects the valuation of securities held by the Underlying Diversified Portfolios. Therefore, the following discussion reflects valuation policies of the Underlying Diversified Portfolios.

     Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Underlying Diversified Portfolios.

     Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Trustees of the Underlying Diversified Portfolios. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Underlying Diversified Portfolios.

     Interest income on long-term obligations is determined on the basis of interest accrued plus amortization of discount (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

     Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees of the Underlying Diversified Portfolios, in good faith, will establish a conversion rate for such currency.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Board of Trustees of the Underlying Diversified Portfolios. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which an Underlying Diversified Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities;

and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Each investor in each Underlying Diversified Portfolio, including the corresponding fund, may add to or reduce its investment in the Underlying Diversified Portfolio on each day that the Adviser and the Subadviser of the Portfolio are open for business. As of 4:00 p.m. (New York time) on each such day, the value of each investor's interest in an Underlying Diversified Portfolio will be determined by multiplying the net asset value of the Underlying Diversified Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Underlying Diversified Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Underlying Diversified Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Underlying Diversified Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Underlying Diversified Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Underlying Diversified Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Underlying Diversified Portfolio by all investors in the Underlying Diversified Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in an Underlying Diversified Portfolio as of 4:00 p.m. on the following day the New York Stock Exchange is open for trading.

                            MANAGEMENT OF THE TRUST

     The respective Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. The address of each Trustee and officer of the Trust is Four Manhattanville Road, Purchase, New York 10577.

                       TRUSTEES AND OFFICERS OF THE TRUST

Tom A. Schlossberg.........  President, Chief Executive Officer and Chairman of
                             the Board; President, Diversified, 10/92 to present; Executive Vice President and Head of Pension Operations, The Mutual Life Insurance Company of New York, 1/93 to 12/93.

Robert F. Colby............  Trustee and Secretary; Vice President and Chief
                             Corporate Counsel, Mutual Life Insurance Company of New York, 4/90 to 12/93; Vice President and General Counsel, Diversified, 1/93 to present; Vice President of DISC, 11/93 to present.

Alfred C. Sylvain..........  Treasurer and Assistant Secretary; Vice President
                             and Treasurer of Diversified, 11/93 to present; Treasurer of DISC, 11/93 to present; Vice President, Mutual Life Insurance Company of New York, 1/91 to 12/93.

John F. Hughes.............  Trustee and Assistant Secretary; Senior Counsel,
                             Mutual Life Insurance Company of New York, 1/88 to 12/93; Vice President and Senior Counsel, Diversified, 11/93 to present; Assistant Secretary, DISC 11/93 to present.

Catherine A. Mohr..........  Trustee and Assistant Secretary; Assistant Vice
                             President, The Mutual Life Insurance Company of New York, 1/91-12/93; Vice President, Diversified, 1/93 to present.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

                          INVESTMENT ADVISORY SERVICES

     The Adviser manages the assets of each Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust with respect to such Fund and the investment policies described herein and in the Prospectus. Under the Advisory Agreement with the Funds, the Adviser has agreed to bear any expenses of the Funds other than the 0.20% advisory fee. Of course, shareholders of the Funds will still indirectly bear their proportionate share of the cost of operating the Underlying Diversified Funds in which the Funds invest because the Funds, as shareholders of the Underlying Diversified Funds, will bear their proportionate share of any fees and expenses paid by the Underlying Diversified Funds.

     Under the Advisory Agreement with each Fund, Diversified provides each Fund with discretionary investment services. Specifically, Diversified is responsible for supervising and directing the investments of each Fund in accordance with each Fund's investment objectives, program, and restrictions as provided in the prospectus and this Statement of Additional Information. Diversified is also responsible for effecting all security transactions on behalf of each Fund. The Funds will invest their assets in the shares of the Underlying Diversified Funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, Diversified provides each Fund with certain corporate administrative services, including: maintaining trust records, and registering and qualifying each Fund's shares under federal and state laws; monitoring the financial, accounting, and administrative functions of each Fund; maintaining liaison with the agents employed by each Fund such as the custodian; assisting each Fund in the coordination of such agents' activities; and permitting Diversified's employees to serve as officers, directors, and committee members of each Fund without cost to the Fund.

     Each Fund's Advisory Agreement also provides that Diversified, its directors, officers, employees, and certain other persons performing specific functions for the Funds will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

     The Adviser's fees are described in the Funds' Prospectus. The Adviser, if required by applicable state law, shall reimburse a Fund or waive all or part of its fees up to, but not exceeding, its investment advisory fees. Such reimbursement, if required, will be equal to the combined aggregate annual expenses of the appropriate Fund which exceed that expense limitation with the lowest threshold prescribed by any state in which such Fund is qualified for offer or sale. Management of the Trust has been advised that the lowest such threshold currently in effect is 2 1/2% of net assets up to $30,000,000, 2% of the next $70,000,000 of net assets and 1 1/2% of net assets in excess of that amount.

     Diversified is an investment firm dedicated to meeting the complete needs of retirement plan sponsors and participants from pre- through post-retirement. Diversified provides flexible, high-quality services coupled with the employment of independent investment managers in an innovative investment structure.

     Diversified services over $8 billion in retirement plan assets and has offices in Boston, Charlotte, Chicago, Cincinnati, Dallas, Houston, New Orleans, New York, Philadelphia, Portland and San Francisco. It maintains recordkeeping for 300,000 participants and has 490 employees dedicated to retirement plan investment and administration. Its employees average more than seven years of retirement plan experience.

     As experts in customizing retirement solutions, Diversified offers comprehensive programs of high-quality investments and administrative services to defined benefit, defined contribution and not-for-profit pension plan sponsors. Diversified forms a partnership with its clients to provide exceptional plan design, participant communication programs, recordkeeping services and technical guidance.

     Diversified's investment structure provides access to an array of complementary investment alternatives representing the major asset classes along the risk/reward spectrum. Subadvisers for Underlying Diversified Portfolios are selected from more than 2,000 highly accomplished independent firms. Each subadviser's performance is carefully monitored by Diversified taking into consideration fund performance in light of investment objectives and policies and level of risk.

     Through a rigorous portfolio manager selection process which includes researching each subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten subadvisers are chosen. Out of that group, Diversified then carefully chooses the three most qualified subadvisers based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the investment committee. Out of those three subadvisers, Diversified then hires the most qualified, independent subadviser for each Portfolio, subject to approval by the Board of Trustees for Underlying Diversified Portfolios including a majority of the Trustees who are not "interested persons".

     Diversified brings comprehensive monitoring and control to the investment management process. It seeks superior portfolio management and moves purposefully in replacing managers when warranted. From a plan sponsor's perspective, replacing a manager, and not the investment fund, is a key advantage in avoiding the expense and difficulty of re-enrolling participants or disrupting established plan administration. Replacing a Subadviser, however, will necessitate a shareholder proxy solicitation which involves other expenses to a Fund.

     Highly disciplined manager evaluation on both a quantitative and qualitative basis, is an ongoing process. Diversified's Manager Monitoring Group gathers and analyzes performance and Diversified's Investment Committee reviews it. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the Investment Committee reviews the back-up manager selection, regression analysis and universe comparisons.

     A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. Diversified monitors "back-up" additional independent managers for each investment so that, should a manager change be warranted, the transition can be effected on a timely basis.

                          CUSTODIAN AND TRANSFER AGENT

     Pursuant to the Advisory Agreement, Diversified acts as transfer agent for each of the Funds (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of a Fund, performs other transfer agency functions, and acts as dividend disbursing agent for each Fund.

     Pursuant to a Custodian Agreement, Investors Bank & Trust Company acts as the custodian of each Fund's assets, i.e., each Fund's interest in Underlying Diversified Funds (the "Custodian"). The Custodian maintains shares of the Underlying Diversified Funds in the book entry system of the Underlying Diversified Funds' transfer agent. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and Diversified. Pursuant to the Advisory Agreement, Diversified has agreed to pay all such fees.

                                    TAXATION

     TAXATION OF THE FUNDS. Each Fund intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by meeting all applicable requirements of Subchapter M of the Code, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition and holding period of the Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is expected that no Fund will be required to pay any federal income or excise taxes. If a Fund should fail to qualify as a RIC in any year, the Fund will incur a regular corporate federal income tax upon its taxable income (thereby reducing the return realized by Fund shareholders) and Fund distributions would constitute ordinary corporate dividends when issued to the Qualified Investors. However, such Investors would not, in that event, incur any income tax liability on such distributions provided they remain exempt from federal income tax.

     A Fund's investment company taxable income and net capital gains for tax purposes will in general be derived from distributions from the Underlying Diversified Funds as well as from gains and losses recognized in connection with the redemption of shares in the Underlying Diversified Funds. A Fund's recognition of gains or losses in connection with the redemption of shares in the Underlying Diversified Funds may be subject to a number of special rules of the Code. A Fund's recognition of losses in connection with the redemption of shares of an Underlying Diversified Fund may be deferred under the rules of the Code deferring losses where other shares of the same Underlying Diversified Fund have been purchased within 30 days before or after the redemption of shares giving rise to the loss. In addition, capital losses on the redemption of shares of Underlying Diversified Funds held for six months or less, if not deferred under the "wash sale" rules previously discussed, may be recharacterized as long-term capital losses to the extent of any distributions in respect of such shares of net capital gains by the Underlying Diversified Fund. Finally, gains recognized in connection with the redemption of shares in the Underlying Diversified Funds may be characterized as dividends, includable as part of the Fund's investment company taxable income rather than as part of the Fund's capital gains, under Section 302 of the Code. In general, under Section 302 of the Code distributions in redemption of stock may instead be treated as dividends unless the redemption of stock is substantially disproportionate with respect to the Fund or is not essentially equivalent to a dividend.

     TAXATION OF THE UNDERLYING DIVERSIFIED FUNDS. Each Underlying Diversified Fund similarly has elected to be, and intends to qualify to be treated each year as, a RIC. Provided an Underlying Diversified Fund meets all applicable requirements of a RIC, and inasmuch as each Underlying Diversified Fund intends to distribute all of its net investment income and net capital gains to its shareholders, including the Funds, in accordance with the timing requirements imposed by the Code, it is expected that no Underlying Diversified Fund will be required to pay any federal income or excise taxes, although foreign source income of the Underlying Diversified Funds may be subject to foreign withholding taxes.

     Under interpretations by the Portfolios of the Internal Revenue Code (1) each Portfolio will be treated for federal income tax purposes as a partnership which is not a publicly traded partnership and (2) for purposes of determining whether an Underlying Diversified Fund satisfies requirements of Subchapter M of the Code, the Underlying Diversified Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of that Portfolio's assets and will be deemed to be entitled to the Portfolio's income attributable to that share. The Portfolio Series has advised the Underlying Diversified Funds that it intends to conduct the Portfolios' operations so as to enable investors, including the Underlying Diversified Funds, to satisfy those requirements.

     If an Underlying Diversified Fund should fail to qualify as a RIC in any year, the Underlying Diversified Fund will incur a regular corporate federal income tax upon its taxable income (thereby reducing the return realized by its shareholders) and its distributions would constitute ordinary corporate dividends when issued to its shareholders. However, the Funds, as shareholders of the Underlying Diversified Funds, would not necessarily incur any income tax liability on such distributions provided they continue to qualify as RICs and distribute their net investment income and net capital gains to their shareholders in accordance with the timing requirements imposed by the Code.

     TAXATION OF THE PORTFOLIOS. Inasmuch as each Portfolio will be treated for federal income tax purposes as a partnership which is not a publicly traded partnership, no Portfolio is expected to incur any federal income or excise taxes.

     TAXATION OF QUALIFIED INVESTORS. Each Fund is designed to meet the long-term investment needs of, and will be available only to, certain individual and group retirement plans which, subject to specific requirements, may qualify for tax-exempt status under the Code. Each Fund has been designed and will be managed with the assumption that all shareholders are such tax-qualified individual or group plans. Accordingly, Fund shares are not appropriate investments for individuals or participants in group plans which would be subject to tax liability upon the occurrence of distributions from a Fund, including redemptions of shares and exchanges between Funds. Potential shareholders should consult their tax advisors prior to purchasing Fund shares to ensure that any such purchase will be carried out through an appropriate individual or group retirement plan and will be consistent with the terms and restrictions of such plan. Where applicable, participants in group retirement plans should consult their plan administrator for additional information about restrictions on investments and other terms of an underlying plan.

     Distributions. Tax-qualified retirement plans which invest in any Fund generally will not be subject to tax liability on either distributions from a Fund or redemptions of shares of a Fund. Rather, participants are taxed when they take distributions from the underlying plan in accordance with the rules under the Code governing the taxation of such distributions. Qualified Investors otherwise generally exempt from federal taxation of their income might nevertheless be taxed on distributions of the Fund, and any gain realized on redemption of Fund shares, where the Investor is subject to the unrelated business taxable income provisions of the Code with respect to its investment in the Fund because, e.g., its acquisition of shares in the Fund was financed with debt.

     If, for any reason, a Qualified Investor is not exempt from income taxation such Qualified Investor will be subject to tax on distributions received from the Fund irrespective of the fact that such distributions are reinvested in additional shares. Distributions to such Investors, other than of net capital gains, will be taxable as ordinary income; distributions of net capital gains would be taxable to such Investors as long-term capital gain without regard to the length of time they have held in shares in the Fund. Certain dividends declared in October, November or December of a calendar year and paid in January of the succeeding calendar year to a Qualified Investor which is subject to tax on the distribution are taxable to such Investor as if paid on December 31 of the year in which they were declared.

     Sale of Shares. Any gain or loss realized by a shareholder subject to federal income tax upon the sale or other disposition of shares of a Fund, generally will be a capital gain or loss that will be long-term if the shareholder's holding period for the shares exceeds one year and otherwise short-term. Any loss realized on a sale or exchange of a Fund's shares by such a shareholder will be disallowed to the extent the shares disposed of are replaced (including by shares acquired pursuant to reinvested distribution) within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by such a shareholder on a disposition of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

     OTHER TAXATION. The Trust and the Underlying Diversified Funds are organized as Massachusetts business trusts and, under current law, neither the Trust, any Fund nor any Underlying Diversified Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that in the case of the Trust and the Funds, each Fund, and in the case of an Underlying Diversified Fund, the Underlying Diversified Fund, continues to qualify as a RIC for federal income tax purposes.

     The Underlying Diversified Portfolios are organized as a New York trust. The Underlying Diversified Portfolios are not subject to any income or franchise tax in the State of New York so long as it is treated as a partnership (not taxable as a publicly traded partnership) for federal income tax purposes.

     Income received by an Underlying Diversified Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of assets to be invested in various countries will vary.

     Shareholders of the Funds may be subject to state and local taxes on a Fund's distributions to them. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               DISTRIBUTION PLAN

     The Underlying Diversified Funds have adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Underlying Diversified Funds and their shareholders. The Distribution Plan provides that the Distributor may receive a fee from each Underlying Diversified Fund at an annual rate not to exceed 0.25% of that fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the fund, such as advertising expenses and the expenses of printing (excluding typesetting) and distributing Prospectuses and reports used for sales purposes, expenses of preparing and printing of sales literature and other distribution-related expenses.

     The Distribution Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees of the Underlying Diversified Funds and a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that at least quarterly the Distributor shall provide to the Board of Trustees and the Board of Trustees shall review a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of disinterested Trustees shall be committed to the discretion of disinterested Trustees then in office. The Distribution Plan may be terminated with respect to an Underlying Diversified Fund at any time by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of that fund. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Underlying Diversified Fund and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the Distribution Plan, Diversified Investors Securities Corp. acts as the agent of the Underlying Diversified Funds in connection with the offering of shares pursuant to a Distribution Agreement (the "Distribution Agreement"). After the Prospectuses and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the Prospectuses and periodic reports which are used in connection with the offering of shares of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.

                            INDEPENDENT ACCOUNTANTS

               serves as the Funds' independent accountants providing audit and accounting services including (i) audit of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the SEC and (iii) preparation of annual income tax returns.

                     DESCRIPTION OF THE TRUST; FUND SHARES

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated as of January 5, 1996. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.00001 par value which may be issued in separate series. Currently, the Trust has three active series, although additional series may be established from time to time. If additional series are established, each share of a series will represent an equal proportionate interest in that series with each other share of the series.

     The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

     Shares of the Trust entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved.

     On matters submitted for consideration by shareholders of any Fund, a Fund will vote its shares in proportion to the vote of all other holders of shares of that Underlying Diversified Fund.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of each Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a particular Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Funds, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Funds, their shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

                                    EXPERTS

     The financial statements included herein have been so included in reliance on the report of independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                   APPENDIX A

                        DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

     AAA -- Debt rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A -- Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

     BBB -- Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

     BB -- Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER

     Prime-1 -- Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well established access to a range of financial markets and assured sources of alternate liquidity.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

          The following reports and financial statements are included in Part B:

          The Diversified Investors Strategic Allocation Funds: Statement of
     Assets and Liabilities at             , 1996

     (b) Exhibits

          1.  Declaration of Trust.1
          2.  By-Laws of the Trust.1
          3.  Not applicable.
          4.  Not applicable.
          5.  Form of Investment Advisory Contract.2
          6.  Form of Distribution Agreement.2
          7.  Not applicable.
          8.  Form of Custodian Contract.2
          9.  Form of Transfer Agency and Service Agreement.2
         10.  Opinion of Counsel.2
         11.  Consent of Independent Auditors.2
         12.  Not applicable.
         13.  Investor Representation Letter of Initial Shareholder.2
         14.  Not applicable.
         15.  Not applicable.
         16.  Schedule for Computation of Performance Quotations.2
         17.  Powers of Attorney.2

        -----------------------
          1 Filed herewith.

          2 To Be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     See "Management of the Trust -- and Officers of the Trust" in the Statement of Additional Information filed as part of this Registration Statement.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                          NUMBER OF RECORD
                              TITLE OF CLASS                             HOLDERS AS OF 1996
    -------------------------------------------------------------------  -------------------
    Diversified Investors Conservative Strategic Allocation Fund.......
    Diversified Investors Moderate Strategic Allocation Fund...........
    Diversified Investors Aggressive Strategic Allocation Fund.........

ITEM 27.  INDEMNIFICATION.

     Reference is made to Article V of the Registrant's Declaration of Trust, filed as Exhibit 1 to this Registration Statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust's Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Not applicable.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) Diversified Investors Securities Corp. is the principal underwriter (the "Distributor") of the Registrant. The Distributor also serves as principal underwriter for The Diversified Investors Funds Group and as the exclusive placement agent for Diversified Investors Portfolios.

     (b) The names, titles and principal business addresses of the officers and directors of the Distributor are as stated on Form U-4 filed by each individual officer and of Form BD including Schedule A thereof (File No. 8-45671) (filed on August 31, 1993 and amended September 20, 1993), the text of which is herein incorporated by reference.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     Diversified Investment Advisors, Inc.
     Four Manhattanville Road
     Purchase, New York 10577
     (transfer agent)

     Diversified Investors Securities Corp.
     Four Manhattanville Road
     Purchase, New York 10577
     (distributor)

     Investors Bank & Trust Company
     89 South Street
     Boston, Massachusetts 02205-1537
     (custodian)

ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the effective date of this registration statement. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Westchester and the State of New York on the 18th day of January, 1996.

                          THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                          By:     /s/      Robert F. Colby
                                  ------------------------------
                                  Robert F. Colby, Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 18, 1996.

Signatures                                             Title
----------                                             -----
/s/      Robert F. Colby
------------------------------
         Robert F. Colby                               Trustee


/s/      John F. Hughes
-----------------------------
         John F. Hughes                                Trustee


/s/      Catherine A. Mohr
-----------------------------
         Catherine A. Mohr                             Trustee

              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  EXHIBIT INDEX

Exhibit No.                                                  Page
-----------                                                  ----
99       1.      Declaration of Trust

         2.      By-Laws of the Trust